del Rey Global Investors Funds

del Rey Monarch Fund

SUPPLEMENT DATED MARCH 31, 2011 TO PROSPECTUS

DATED JANUARY 31, 2011

Effective immediately, the information contained in the prospectus is changed to reflect the following:

A subscription period for Class A Shares and Institutional Shares of the Fund will end on April 14, 2011, unless extended. It is expected that the Fund will begin operating on April 15, 2011. The public offering price of Class A Shares and Institutional Shares of the Fund during the subscription period is  $15.00 per share.

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Mar 31, 2011
Registrant Name	dei_EntityRegistrantName	del Rey Global Investors Funds
Central Index Key	dei_EntityCentralIndexKey	0001494725
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Mar 31, 2011
Document Effective Date	dei_DocumentEffectiveDate	Mar 31, 2011
Prospectus Date	rr_ProspectusDate	Jan 31, 2011
Supplement [Text Block]	drgif1494725_SupplementTextBlock

del Rey Global Investors Funds

del Rey Monarch Fund

SUPPLEMENT DATED MARCH 31, 2011 TO PROSPECTUS

DATED JANUARY 31, 2011

Effective immediately, the information contained in the prospectus is changed to reflect the following:

A subscription period for Class A Shares and Institutional Shares of the Fund will end on April 14, 2011, unless extended. It is expected that the Fund will begin operating on April 15, 2011. The public offering price of Class A Shares and Institutional Shares of the Fund during the subscription period is  $15.00 per share.